UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Institutional Large-Cap Core Growth Fund

(TPLGX)

This annual shareholder report contains important information about Institutional Large-Cap Core Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Large-Cap Core Growth Fund	$66	0.56%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Dollar General. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term. Our stake in Humana also hurt returns. Shares of the insurer were weighed down by headwinds in the Medicare Advantage space.

  The fund seeks to provide long-term capital growth by investing in companies that are well established in their industries and have the potential for above-average earnings growth. The fund focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of December 31, 2024

	Fund	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	1,000,000	1,000,000	1,000,000	1,000,000
2015	1,060,338	1,018,003	1,038,376	1,009,506
2015	1,065,969	1,019,406	1,039,623	1,012,313
2015	1,013,274	945,507	984,626	947,136
2015	1,113,433	1,004,788	1,056,673	1,013,838
2016	1,052,429	1,014,517	1,064,512	1,027,503
2016	1,050,409	1,041,203	1,071,051	1,052,731
2016	1,129,190	1,086,993	1,120,117	1,093,283
2016	1,125,923	1,132,748	1,131,448	1,135,093
2017	1,242,566	1,197,805	1,232,245	1,203,949
2017	1,343,008	1,233,926	1,289,794	1,241,129
2017	1,436,160	1,290,333	1,365,879	1,296,736
2017	1,536,840	1,372,105	1,473,287	1,382,901
2018	1,625,116	1,363,261	1,494,138	1,372,403
2018	1,717,910	1,416,276	1,580,146	1,419,530
2018	1,828,769	1,517,171	1,725,054	1,528,986
2018	1,570,234	1,300,182	1,450,985	1,322,270
2019	1,824,776	1,482,773	1,684,613	1,502,733
2019	1,899,052	1,543,493	1,762,775	1,567,408
2019	1,869,008	1,561,437	1,788,996	1,594,027
2019	2,043,585	1,703,486	1,978,994	1,738,605
2020	1,776,173	1,347,463	1,699,966	1,397,874
2020	2,269,018	1,644,276	2,173,209	1,685,042
2020	2,545,246	1,795,673	2,460,447	1,835,507
2020	2,752,482	2,059,307	2,740,768	2,058,487
2021	2,769,373	2,190,009	2,766,587	2,185,598
2021	3,102,137	2,370,461	3,096,768	2,372,442
2021	3,115,228	2,368,050	3,132,575	2,386,250
2021	3,244,960	2,587,747	3,497,125	2,649,385
2022	2,845,211	2,451,154	3,180,943	2,527,553
2022	2,134,599	2,041,783	2,515,400	2,120,588
2022	2,035,583	1,950,626	2,424,932	2,017,049
2022	1,997,415	2,090,721	2,478,172	2,169,558
2023	2,325,751	2,240,841	2,834,174	2,332,212
2023	2,698,314	2,428,776	3,197,237	2,536,097
2023	2,622,359	2,349,748	3,097,155	2,453,080
2023	2,988,123	2,633,405	3,535,809	2,739,884
2024	3,408,873	2,897,256	3,939,403	3,029,104
2024	3,733,908	2,990,431	4,267,741	3,158,864
2024	3,833,612	3,176,709	4,403,847	3,344,813
2024	4,057,380	3,260,361	4,715,222	3,425,395

202501-4140694, 202502-4108605

E148-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Large-Cap Core Growth Fund	35.78%	14.70%	15.03%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	16.78
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,063,620
  Number of Portfolio Holdings90
  Investment Advisory Fees Paid (000s)$16,565
  Portfolio Turnover Rate15.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	43.2%
Consumer Discretionary	16.9
Communication Services	15.9
Financials	8.7
Health Care	8.2
Industrials & Business Services	2.3
Trusts & Funds	1.7
Consumer Staples	0.8
Materials	0.7
Other	1.6

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.2%
Microsoft	11.6
Apple	9.3
Amazon.com	8.7
Alphabet	7.6
Meta Platforms	4.9
Tesla	3.2
Eli Lilly	3.0
Visa	2.9
Mastercard	2.4

How has the fund changed?

This is a summary of certain material changes to Institutional Large-Cap Core Growth Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Large-Cap Core Growth Fund

 (TPLGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
Institutional Large-Cap Core
Growth Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 59 .94 $ 41 .55 $ 70 .46 $ 65 .18 $ 48 .68
Investment activities
Net investment income (loss)
(1)(2)
0 .01 0 .03 ( 0 .03 ) ( 0 .17 ) ( 0 .07 )
Net realized and unrealized gain/loss 21 .49 20 .58 ( 27 .06 ) 11 .66 16 .96
Total from investment activities 21 .50 20 .61 ( 27 .09 ) 11 .49 16 .89
Distributions
Net investment income ( 0 .02 ) ( 0 .02 ) – – ( 0 .02 )
Net realized gain ( 9 .27 ) ( 2 .20 ) ( 1 .82 ) ( 6 .21 ) ( 0 .37 )
Total distributions ( 9 .29 ) ( 2 .22 ) ( 1 .82 ) ( 6 .21 ) ( 0 .39 )
NET ASSET VALUE
End of period $ 72 .15 $ 59 .94 $ 41 .55 $ 70 .46 $ 65 .18
Ratios/Supplemental Data
Total return
(2)(3)
35 .78% 49 .60% ( 38 .45 ) % 17 .89% 34 .69%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .56% 0 .57% 0 .56% 0 .57% 0 .56%
Net expenses after waivers/payments by Price
Associates 0 .56% 0 .57% 0 .56% 0 .57% 0 .56%
Net investment income (loss) 0 .02% 0 .06% ( 0 .06 ) % ( 0 .24 ) % ( 0 .13 ) %
Portfolio turnover rate 15 .5% 14 .5% 14 .4% 40 .4% 30 .4%
Net assets, end of period (in millions) $ 3,064 $ 2,938 $ 3,028 $ 6,419 $ 6,029
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
December 31, 2024

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.2%
COMMUNICATION
SERVICES  15.9%
Entertainment  2.4%
Netflix (1) 71,161 63,427
Sea, ADR (1) 99,718 10,580
74,007
Interactive Media &
Services  12.5%
Alphabet, Class A  214,121 40,533
Alphabet, Class C  1,007,757 191,917
Meta Platforms, Class A  257,052 150,507
382,957
Wireless Telecommunication
Services  1.0%
T-Mobile U.S.  138,380 30,545
30,545
Total Communication Services 487,509
CONSUMER
DISCRETIONARY  16.9%
Automobiles  3.2%
Tesla (1) 244,843 98,877
98,877
Broadline Retail  8.7%
Amazon.com (1) 1,220,385 267,740
267,740
Hotels, Restaurants &
Leisure  2.2%
Booking Holdings  5,831 28,971
Chipotle Mexican Grill (1) 454,004 27,377
DoorDash, Class A (1) 70,148 11,767
68,115
Specialty Retail  2.6%
Carvana (1) 259,563 52,785
Ross Stores  93,807 14,190
TJX  107,528 12,990
79,965
Textiles, Apparel & Luxury
Goods  0.2%
Lululemon Athletica (1) 14,499 5,545
NIKE, Class B  8,556 647
6,192
Total Consumer Discretionary 520,889
CONSUMER STAPLES  0.8%
Consumer Staples Distribution &
Retail  0.0%
Dollar General  11,876 900
900
Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  0.2%
Mondelez International, Class A  85,790 5,124
5,124
Household Products  0.6%
Colgate-Palmolive  116,529 10,594
Procter & Gamble  50,585 8,480
19,074
Total Consumer Staples 25,098
ENERGY  0.2%
Energy Equipment &
Services  0.2%
Schlumberger  153,765 5,895
Total Energy 5,895
FINANCIALS  8.7%
Capital Markets  1.6%
Charles Schwab  126,327 9,349
Goldman Sachs Group  23,914 13,694
Morgan Stanley  110,480 13,890
MSCI  1,212 727
S&P Global  25,346 12,623
50,283
Financial Services  5.7%
Adyen (EUR) (1) 3,963 5,889
Fiserv (1) 37,228 7,647
Mastercard, Class A  136,583 71,921
Visa, Class A  277,240 87,619
173,076
Insurance  1.4%
Chubb  104,389 28,843
Marsh & McLennan  59,686 12,678
41,521
Total Financials 264,880
HEALTH CARE  8.2%
Health Care Equipment &
Supplies  2.1%
Intuitive Surgical (1) 93,914 49,019
Stryker  44,082 15,872
64,891
Health Care Providers &
Services  1.8%
Elevance Health  19,627 7,240
Humana  28,370 7,198
UnitedHealth Group  81,525 41,240
55,678
Life Sciences Tools &
Services  1.3%
Danaher  89,244 20,486
Thermo Fisher Scientific  36,996 19,246
39,732
Pharmaceuticals  3.0%
AstraZeneca, ADR  24,955 1,635

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eli Lilly  117,253 90,519
Zoetis  3,151 514
92,668
Total Health Care 252,969
INDUSTRIALS & BUSINESS
SERVICES  2.3%
Aerospace & Defense  0.9%
General Electric  116,042 19,355
TransDigm Group  6,570 8,326
27,681
Commercial Services &
Supplies  0.3%
Cintas  34,700 6,340
Veralto  20,286 2,066
8,406
Electrical Equipment  0.3%
GE Vernova  23,648 7,779
7,779
Ground Transportation  0.3%
Old Dominion Freight Line  46,578 8,216
8,216
Industrial Conglomerates  0.5%
Roper Technologies  30,714 15,967
15,967
Total Industrials & Business Services 68,049
INFORMATION
TECHNOLOGY  42.8%
Electronic Equipment,
Instruments & Components  0.4%
TE Connectivity  79,855 11,417
11,417
IT Services  0.8%
MongoDB (1) 11,747 2,735
Shopify, Class A (1) 214,002 22,755
Snowflake, Class A (1) 3,281 506
25,996
Semiconductors & Semiconductor
Equipment  16.0%
Advanced Micro Devices (1) 8,778 1,060
ASML Holding  34,349 23,807
Broadcom  251,805 58,379
Lam Research  12,170 879
Monolithic Power Systems  20,507 12,134
NVIDIA  2,789,918 374,658
Taiwan Semiconductor
Manufacturing, ADR  70,221 13,868
Texas Instruments  22,447 4,209
488,994
Software  16.3%
Atlassian, Class A (1) 7,600 1,850
BILL Holdings (1) 58,844 4,985
Shares/Par $ Value
(Cost and value in $000s)
‡
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $6,320 (1)(2)(3) 3,708 4,907
Confluent, Class A (1) 90,369 2,527
Crowdstrike Holdings, Class A (1) 23,204 7,940
Datadog, Class A (1) 36,240 5,178
Fortinet (1) 6,260 591
Gusto, Acquisition Date: 10/4/21,
Cost $2,092 (1)(2)(3) 72,683 1,351
Intuit  31,246 19,638
Microsoft  839,689 353,929
ServiceNow (1) 66,831 70,849
Synopsys (1) 50,299 24,413
498,158
Technology Hardware, Storage &
Peripherals  9.3%
Apple  1,141,997 285,979
285,979
Total Information Technology 1,310,544
MATERIALS  0.7%
Chemicals  0.7%
Linde  25,980 10,877
Sherwin-Williams  32,525 11,056
Total Materials 21,933
UTILITIES  0.7%
Electric Utilities  0.7%
Constellation Energy  96,142 21,508
Total Utilities 21,508
Total Common Stocks (Cost
$761,857) 2,979,274
CONVERTIBLE PREFERRED STOCKS  0.4%
INFORMATION
TECHNOLOGY  0.4%
Software  0.4%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397 (1)
(2)(3) 233 308
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $44 (1)(2)
(3) 26 34
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $4 (1)(2)(3) 2 3
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $1,958 (1)(2)(3) 33,114 3,063
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $5,925 (1)(2)(3) 80,631 7,458
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $542 (1)(2)(3) 7,379 683

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990 (1)(2)(3) 98,373 1,829
Total Information Technology 13,378
Total Convertible Preferred Stocks
(Cost $11,860) 13,378
CORPORATE BONDS  0.3%
Carvana, 12.00%, 12/1/28, (9.00%
Cash or 12.00% PIK) (4)(5) 1,558,119 1,663
Carvana, 13.00%, 6/1/30, (11.00%
Cash or 13.00% PIK) (4)(5) 2,513,609 2,759
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (4)(5) 3,156,455 3,776
Total Corporate Bonds (Cost
$6,366) 8,198
Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS  1.7%
Invesco QQQ Trust, Series 1  76,746 39,235
iShares Russell 1000 Growth ETF  29,202 11,727
Total Equity Mutual Funds (Cost
$51,886) 50,962
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve
Fund, 4.53% (6)(7) 12,429,640 12,430
Total Short-Term Investments
(Cost $12,430) 12,430
Total Investments in Securities
100.0% of Net Assets
(Cost $844,399) $ 3,064,242
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $19,636 and represents 0.6% of net assets.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,198 and represents 0.3% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.53% $ — $ — $ 741++
Totals $ —# $ — $ 741+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government Reserve Fund, 4.53% $ 18,396  ¤  ¤ $ 12,430
Total $ 12,430^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $741 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,430.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $844,399) $ 3,064,242
Receivable for investment securities sold 47,539
Receivable for shares sold 1,108
Interest and dividends receivable 901
Cash 1
Other assets 164
Total assets 3,113,955
Liabilities
Payable for shares redeemed 47,189
Payable for investment securities purchased 1,552
Investment management fees payable 1,497
Due to affiliates 12
Payable to directors 2
Other liabilities 83
Total liabilities 50,335
NET ASSETS $ 3,063,620
Net Assets Consist of:
Total distributable earnings (loss) $ 2,297,720
Paid-in capital applicable to 42,459,957 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 765,900
NET ASSETS $ 3,063,620
NET ASSET VALUE PER SHARE $ 72.15

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $76) $ 16,197
.
  Interest 1,277
Securities lending 18
Other 6
Total income 17,498
Expenses
Investment management 16,565
Shareholder servicing 20
Prospectus and shareholder reports 61
Custody and accounting 241
Registration 37
Legal and audit 31
Directors 10
Miscellaneous 26
Total expenses 16,991
Net investment income 507
Realized and Unrealized Gain / Loss   –
Net realized gain on securities 585,994
Change in net unrealized gain / loss
Securities 320,033
Other assets and liabilities denominated in foreign currencies 126
Change in net unrealized gain / loss 320,159
Net realized and unrealized gain / loss 906,153
INCREASE IN NET ASSETS FROM OPERATIONS
$ 906,660

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
S is
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 507 $ 1,855
Net realized gain 585,994 567,377
Change in net unrealized gain / loss 320,159 674,189
Increase in net assets from operations 906,660 1,243,421
Distributions to shareholders
Net earnings (356,402) (105,298)
Capital share transactions
*
Shares sold 303,434 362,535
Distributions reinvested 345,067 101,224
Shares redeemed (1,073,328) (1,692,105)
Decrease in net assets from capital share transactions (424,827) (1,228,346)
Net Assets
Increase (decrease) during period 125,431 (90,223)
Beginning of period 2,938,189 3,028,412
End of period $ 3,063,620 $ 2,938,189
*Share information (000s)
Shares sold 4,277 6,865
Distributions reinvested 4,757 1,688
Shares redeemed (15,590) (32,432)
Decrease in shares outstanding (6,556) (23,879)

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Institutional Large-Cap Core Growth Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2024, the fund realized $51,147,000 of net gain on $69,165,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,967,127 $ 5,889 $ 6,258 $ 2,979,274
Convertible Preferred Stocks — — 13,378 13,378
Corporate Bonds — 8,198 — 8,198
Equity Mutual Funds 50,962 — — 50,962
Short-Term Investments 12,430 — — 12,430
Total $ 3,030,519 $ 14,087 $ 19,636 $ 3,064,242

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2024, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $459,996,000 and $1,155,321,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital gains, if any) $ 7,600 $ 939
Long-term capital gain 348,802 104,359
Total distributions $ 356,402 $ 105,298
($000s)
Cost of investments $ 846,777
Unrealized appreciation $ 2,243,368
Unrealized depreciation (25,777)
Net unrealized appreciation (depreciation) $ 2,217,591

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit.
However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its
($000s)
Undistributed ordinary income $ 921
Undistributed long-term capital gain 79,208
Net unrealized appreciation (depreciation) 2,217,591
Total distributable earnings (loss) $ 2,297,720
Expense limitation 0.05%
Expense limitation date 02/28/27
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates and $18,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance
based
on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and
Shareholders of T. Rowe Price Institutional Large-Cap Core Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional Large-Cap Core Growth Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$464,619,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $15,424,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $13,922,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E148-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025